Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Uncollectible Accounts Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 1,199	$ 1,146	$ 1,037
Charged to Expenses	776	1,167	1,420
Charged to Other Accounts	216	205	150
Deductions	1,261	1,319	1,461
Balance at End of Period	930	1,199	1,146
Allowance for Uncollectible Accounts Receivable | Long-term device installment plan receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	260	301
Balance at End of Period	165	260	301
Valuation Allowance for Deferred Tax Assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	3,293	2,473	3,414
Charged to Expenses	251	765	146
Charged to Other Accounts	112	273	47
Deductions	915	218	1,134
Balance at End of Period	$ 2,741	$ 3,293	$ 2,473